Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 20, 2019	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Value of redemption	$ 28,700
Loss on preferred stock extinguishment	$ 600	$ 0	$ 556	$ 0	$ 0
Series One
Preferred stock, par or stated value per share (in dollars per share)			$ 4.80
Preferred stock, shares outstanding (in shares)			150,000
Preferred stock, liquidation preference per share involuntary (in dollars per share)			$ 100
Preferred stock liquidation preference voluntary (in dollars per share)			101
Preferred stock, redemption price per share (in dollars per share)			101
Series Two
Preferred stock, par or stated value per share (in dollars per share)			$ 4.25
Preferred stock, shares outstanding (in shares)			70,600
Preferred stock, liquidation preference per share involuntary (in dollars per share)			$ 100
Preferred stock liquidation preference voluntary (in dollars per share)			105
Preferred stock, redemption price per share (in dollars per share)			105
Series Three
Preferred stock, par or stated value per share (in dollars per share)			$ 5.00
Preferred stock, shares outstanding (in shares)			60,000
Preferred stock, liquidation preference per share involuntary (in dollars per share)			$ 100
Preferred stock liquidation preference voluntary (in dollars per share)			102
Preferred stock, redemption price per share (in dollars per share)			$ 102